Statements Of Changes In Trust Capital (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trust capital, Beginning	$ 288,237,729	$ 473,660,034	$ 753,187,394
Subscriptions	2,471,290	9,573,279	31,108,365
Redemptions	(82,020,125)	(155,092,030)	(246,829,552)
Net income (loss) after profit share to Managing Owner	31,780,714	(39,903,554)	(63,806,173)
Managing Owner's profit share	119,598
Trust capital, Ending	240,589,206	288,237,729	473,660,034
Brokerage fee percentage, maximum	7.00%
Series 1 Unitholders [Member]
Trust capital, Beginning	257,057,401	428,867,469	709,737,394
Trust capital units, Beginning	269,666.902	404,080.828	603,996.596
Subscriptions	1,603,650	3,924,900	19,701,253
Subscriptions, units	1,573.989	3,821.577	17,742.243
Redemptions	(71,899,612)	(138,233,578)	(238,894,078)
Redemptions, units	(72,423.402)	(139,022.344)	(218,969.787)
Addt'l units allocated, units	474.562	786.841	1,311.776
Net income (loss) after profit share to Managing Owner	26,849,720	(37,501,390)	(61,677,100)
Trust capital, Ending	213,611,159	257,057,401	428,867,469
Trust capital units, Ending	199,292.051	269,666.902	404,080.828
Series 2 Unitholders [Member]
Trust capital, Beginning	156,016	289,447	240,698
Trust capital units, Beginning	139.796	242.952	190.737
Subscriptions			75,000
Subscriptions, units			63.612
Redemptions	(118,925)	(120,908)	(13,898)
Redemptions, units	(100.675)	(103.156)	(11.397)
Net income (loss) after profit share to Managing Owner	13,781	(12,523)	(12,353)
Trust capital, Ending	50,872	156,016	289,447
Trust capital units, Ending	39.121	139.796	242.952
Series 3 Unitholders [Member]
Trust capital, Beginning	21,885,706	33,520,653	32,771,232
Trust capital units, Beginning	19,432.989	27,951.367	25,863.120
Subscriptions	387,750	4,897,900	10,382,897
Subscriptions, units	323.377	4,260.521	8,662.304
Redemptions	(7,176,774)	(14,626,307)	(7,895,502)
Redemptions, units	(5,908.165)	(12,778.899)	(6,574.057)
Net income (loss) after profit share to Managing Owner	3,119,843	(1,906,540)	(1,737,974)
Trust capital, Ending	18,216,525	21,885,706	33,520,653
Trust capital units, Ending	13,848.201	19,432.989	27,951.367
Series 4 Unitholders [Member]
Trust capital, Beginning	2,305,510	1,669,445	793,127
Trust capital units, Beginning	1,906.624	1,322.742	606.787
Subscriptions	479,890	750,479	949,215
Subscriptions, units	392.910	593.229	737.186
Redemptions	(105,216)	(11,237)	(26,074)
Redemptions, units	(83.337)	(9.347)	(21.231)
Net income (loss) after profit share to Managing Owner	533,677	(103,177)	(46,823)
Trust capital, Ending	3,213,861	2,305,510	1,669,445
Trust capital units, Ending	2,216.197	1,906.624	1,322.742
New Profit Memo Account [Member]
Managing Owner's profit share	119,598
Managing Owner's profit share, units	113.995
Transfer of New Profit Memo Account to Managing Owner	(119,598)
Transfer of New Profit Memo Account to Managing Owner, Units	(113.995)
Managing Owner [Member]
Trust capital, Beginning	6,833,096	9,313,020	9,644,943
Trust capital units, Beginning	7,168.282	8,774.775	8,207.970
Redemptions	(2,719,598)	(2,100,000)
Redemptions, units	(2,590.292)	(2,166.848)
Addt'l units allocated, units	436.029	560.355	566.805
Net income (loss) after profit share to Managing Owner	1,263,693	(379,924)	(331,923)
Transfer of New Profit Memo Account to Managing Owner	119,598
Transfer of New Profit Memo Account to Managing Owner, Units	113.995
Trust capital, Ending	$ 5,496,789	$ 6,833,096	$ 9,313,020
Trust capital units, Ending	5,128.014	7,168.282	8,774.775